Financial and capital risks management (Accounts receivable and contract assets) (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Financial and capital risks management [line items]
Gross carrying amount of accounts receivable and contract assets	¥ 40,929,713
Loss allowance	7,334
Receivables from domestic sales of power
Financial and capital risks management [line items]
Gross carrying amount of accounts receivable and contract assets	¥ 37,859,874
ECL	0.00%
Receivables from domestic sales of heat
Financial and capital risks management [line items]
Gross carrying amount of accounts receivable and contract assets	¥ 1,617,222
ECL	0.00%
Receivables from overseas sales of power
Financial and capital risks management [line items]
Gross carrying amount of accounts receivable and contract assets	¥ 1,263,094
ECL	0.58%
Loss allowance	¥ 7,334
Receivables from domestic sales of others
Financial and capital risks management [line items]
Gross carrying amount of accounts receivable and contract assets	¥ 189,162
ECL	0.00%
Receivables from overseas sales of others
Financial and capital risks management [line items]
Gross carrying amount of accounts receivable and contract assets	¥ 361
ECL	0.00%